Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Leasehold improvements	Office equipment	IT equipment	Total
	(in £)
Cost or valuation
At January 1, 2016	155,494	20,024	40,360	215,878
Additions	—	—	3,467	3,467
Disposals	—	—	(1,175)	(1,175)

At December 31, 2016	155,494	20,024	42,652	218,170

Depreciation and impairment
At January 1, 2016	(5,625)	(1,335)	(4,401)	(11,361)
Disposals	—	—	457	457
Depreciation for the year	(15,549)	(4,005)	(13,843)	(33,397)

At December 31, 2016	(21,174)	(5,340)	(17,787)	(44,301)

Net book value
At January 1, 2016	149,869	18,689	35,959	204,517

At December 31, 2016	134,320	14,684	24,865	173,869

Cost or valuation
At January 1, 2017	155,494	20,024	42,652	218,170
Additions	—	10,107	5,461	15,568
Disposals	—	—	—	—

At December 31, 2017	155,494	30,131	48,113	233,738

Depreciation and impairment
At January 1, 2017	(21,174)	(5,340)	(17,787)	(44,301)
Disposals	—	—	—	—
Depreciation for the year	(15,549)	(5,386)	(15,141)	(36,076)

At December 31, 2017	(36,723)	(10,726)	(32,928)	(80,377)

Net book value
At January 1, 2017	134,320	14,684	24,865	173,869

At December 31, 2017	118,771	19,405	15,185	153,361

	Leasehold improvements	Office equipment	IT equipment	Total
	(in £)
Cost or valuation
At January 1, 2018	155,494	30,131	48,113	233,738
Additions	9,119	1,270	25,147	35,536
Disposals	—	—	(2,167)	(2,167)

At December 31, 2018	164,613	31,401	71,093	267,107

Depreciation and impairment
At January 1, 2018	(36,723)	(10,726)	(32,928)	(80,377)
Disposals	—	—	1,685	1,685
Depreciation for the year	(15,909)	(6,238)	(17,334	(39,481)

At December 31, 2018	52,632	16,964	48,577	118,173

Net book value
At January 1, 2018	118,771	19,405	15,185	153,361

At December 31, 2018	111,981	14,437	22,516	148,934